Other liabilities - Other current liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Other liabilities [Abstract]
Accrued customer rebates that cannot be offset with accounts receivables for those customers	€ 427	€ 422
Other taxes including social security premiums	241	178
Other current liabilities	188	137
Other current non-financial liabilities, total	€ 856	€ 737